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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21530

                          Pioneer Select Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  February 28


Date of reporting period:  March 1, 2005 through February 28, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                    PIONEER
                                    -------
                                  SELECT VALUE
                                      FUND

                                     Annual
                                     Report

                                     2/28/06


                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         2
Portfolio Management Discussion                                               4
Portfolio Summary                                                             7
Prices and Distributions                                                      8
Performance Update                                                            9
Comparing Ongoing Fund Expenses                                              10
Schedule of Investments                                                      12
Financial Statements                                                         16
Notes to Financial Statements                                                20
Report of Independent Registered Public Accounting Firm                      25
Factors Considered by the Independent Trustees in Approving
the Management Contract                                                      26
Trustees, Officers and Service Providers                                     31

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Looking around the world, there's little doubt that global growth performance has improved: economies worldwide are growing. The Japanese economy appears to be coming out of its decade-long funk, and Europe - despite some mass media reports - is continuing to improve. European growth, while not spectacular, is strengthening.

Fourth quarter 2005 U.S. real Gross Domestic Product (GDP) growth was 1.7%, but this number - after ten consecutive quarters of growth at a 3% or better rate - is deceptively low and reflects timing issues as much as weakness. Also reflecting those timing issues, first quarter 2006 growth might appear stronger than it actually is. Once the noise abates, we expect GDP growth to be in the vicinity of 3% for the full year. The economy, we believe, is in good shape.

A few years ago, the Fed Reserve lowered interest rates to 1% to stimulate the economy. With the economy strong, there is no need for the Fed to continue to pursue an accommodative monetary policy of lowering rates. Its current actions are aimed at trying to orchestrate a "soft landing" similar to the one it engineered in 1994-5, one that keeps the economy growing without creating inflationary pressures.

On March 28, the Fed raised short-term interest rates for the fifteenth time, bringing them to 4.75%. The Fed noted that the economy was strong and reaffirmed that it stood ready to raise rates as required to prevent a resurgence of inflation. Looking at the economy and the markets, we find the Fed's language and actions reassuring, rather than unsettling. The good news is that the Fed's actions and words signal that the U.S. economy remains strong. Further, the Fed's words signal that they will remain vigilant against the risk of inflation and remain prepared to ensure that inflation - the great enemy of bond and stock values - remains low.

While keeping inflation stable and low is the most crucial role of the Fed from the perspective of a long-term investor, there can be short-term pain as the Fed raises interest rates. The Fed is not alone in its policies, as central banks around the world are raising rates to ensure that inflation pressures remain under control while their economies grow.

Letter

While higher short-term interest rates may appear to be a negative development for investors, we believe in the longer-term view that central banks do their best work when they keep inflation low enough and stable enough that, to paraphrase Alan Greenspan, investors do not let it affect their decision making.

Higher energy prices have pushed the Consumer Price Index (CPI) up to uncomfortable levels, but those higher energy prices have not turned into broad-based (core) inflation yet. With energy prices seeming to level off, energy-based inflation concerns are abating. A larger current concern for the Fed might be that the U.S. economy is operating at increasingly high levels of capacity utilization and low unemployment rates. In other words, the U.S. economy is growing fast enough that there are some concerns about overheating, and a moderation in economic growth would be welcome. This is, indeed, a Goldilocks economy, balancing between too cold and too hot - but just about right at the moment.

In summation, we believe that the economy is on solid ground, that the Fed is pursuing an appropriate course of action to keep the economy growing at a non-inflationary pace, and that such an economic environment is investor-friendly.

As always, thank you for the opportunity to serve your investment needs.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/06
--------------------------------------------------------------------------------

The equity market produced moderate, positive returns during the 12 months ended February 28, 2006. Value stocks continued to outpace growth stocks in an environment in which investors sorted through potentially conflicting positive and negative influences on the economy. In the following discussion, portfolio manager Rod Wright, who is responsible for Pioneer Select Value Fund's day-to-day management, provides an update on the Fund and his strategies during the 12 months.

Q: How did Pioneer Select Value Fund perform during the 12 months that ended on February 28, 2006?

A: The Fund's performance exceeded that of the benchmark Russell 1000 Value Index for most of the period, before a few individual holdings failed to meet expectations in the final two months of the fiscal year. The Fund's Class A shares produced a total return of 9.56% for the period, at net asset value. During the same 12 months, the Russell 1000 Value Index returned 10.26% while the average return of the 486 funds in Lipper's Large-Cap Value category was 8.25%.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What were the principal factors affecting Fund performance?

A: In general, stock valuations rose over the 12 months, although investors continually worried about the economic impacts of steadily rising interest rates and dramatically higher energy costs. Despite those potentially negative factors, corporate profit growth continued to be healthy, and gross domestic product (GDP) rose steadily throughout the 12 months, offering some encouragement to equity investors, who bid up the market.

     In managing Pioneer Select Value Fund, we focus exclusively on analysis of individual companies and avoid making decisions about sectors or industries based upon macroeconomic trends. As a result, performance is almost always the result of stock

Pioneer Select Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     selection decisions, rather than sector weightings. We maintain a relatively concentrated portfolio of about 30 individual large-cap and mid-cap stocks that are selected based upon our understanding of their prospects over the next two to three years. As such, we believe that we tend to have a longer-term view than many funds. We manage the Fund with the goal of producing consistent performance with relatively low downside risk over the longer term. In the case of the past year, the disappointing performance early in 2006 of a few holdings was responsible for the Fund's underperformance relative to its benchmark.

Q: What were some of the other individual holdings that had notable influences on performance?

A: Two notable holdings that performed very well over the full course of the fiscal year had problems in the final months of the period. One was copper mining company Freeport-McMoRan, whose stock price was affected by volatility in global commodity prices, and another was UnumProvident, an insurer specializing in providing disability claims. It reported a slowdown in the growth of its business early in 2006, and its stock price gave up some of the gains it had posted during 2005. We still hold both positions.

     Investments that contributed positively to performance over the full fiscal year included: Merrill Lynch, the leading brokerage and investment banking firm; Safeway, the major grocery chain; and Occidental Petroleum. Merrill Lynch's stock price rose by more than 30% over the fiscal year, helped by Wall Street's favorable reaction to a deal that transferred the company's major asset business to BlackRock Financial Management. Safeway's share price rose by 35% in reaction to the success of its strategy to confront stiff competition, including from Wal-Mart, by emphasizing higher-quality, fresher foods and more attractive stores. Occidental Petroleum's share price rose with the improving prospects of energy companies as world oil prices climbed.

     Two notable investments that detracted from results were Tenet Healthcare and Boston Scientific. Tenet Healthcare was hurt badly by Hurricane Katrina's devastating effects on New Orleans, where the company operated six hospitals. In addition, the stock price was weighed down by worries about the potential impact of lawsuits, including one high-profile case in California centered on hospital incentives for doctors who refer patients. That case was still pending at the end of the fiscal year. Medical device manufacturer

Pioneer Select Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/06                            (continued)
--------------------------------------------------------------------------------

     Boston Scientific's share price dove because of investor concerns about the price the company was paying in the acquisition of Guidant, a company specializing in devices for cardiac therapies.

Q:   What is your investment outlook?

A: We focus on individual companies and their prospects, and so our strategy will not be affected by our view of the economy.

     Having said that, we are cautious about the overall market, despite the persistence of several positive influences including the expanding economy, rising corporate profits and an improving employment picture. Other factors are less encouraging. Economic and profit growth still could be slowed by effects of rising interest rates and higher energy prices. Moreover, geopolitical issues appear to be more serious than they were a year ago. The situation in Iraq still is not clarified, while worries about Iran, the new Palestinian government, and political uncertainty in Israel have increased. In addition, political and social turmoil in oil-producing nations such as Nigeria and Venezuela have risen. All of these issues have left us feeling cautious.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/28/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                       91.4%
Depositary Receipts for International Stocks              6.4%
Temporary Cash Investment                                 2.2%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Information Technology                                   19.2%
Financials                                               17.9%
Consumer Discretionary                                   15.4%
Materials                                                13.0%
Health Care                                               9.8%
Energy                                                    8.2%
Consumer Staples                                          7.5%
Industrials                                               6.0%
Telecommunication Services                                3.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   Tyco International, Ltd.                                      5.94%
 2.   Occidental Petroleum Corp.                                    5.24
 3.   Xerox Corp.                                                   5.03
 4.   Clear Channel Communications, Inc.                            4.71
 5.   Safeway, Inc.                                                 4.47
 6.   Ashland, Inc.                                                 4.47
 7.   The Interpublic Group of Companies, Inc.                      4.44
 8.   Tenet Healthcare Corp.                                        4.24
 9.   Marsh & McLennan Co., Inc.                                    4.23
10.   The BISYS Group, Inc.                                         4.17

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

   Class               2/28/06           2/28/05
   -----               -------           -------
    A                  $11.78            $11.42

Distributions Per Share
--------------------------------------------------------------------------------

                                    3/1/05 - 2/28/06
                                    ----------------
                         Net
                      Investment        Short-Term      Long-Term
Class                   Income        Capital Gains   Capital Gains
-----                   ------        -------------   -------------
    A                  $0.0165           $0.5118           $0.1893

Pioneer Select Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/06                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Select Value Fund, at public offering price, compared to that of the Russell 1000 Value Index.

--------------------------------------------------
Average Annual Total Returns
(As of February 28, 2006)
                          Net Asset      Public
                            Value       Offering
Period                      (NAV)      Price (POP)
Life-of-Fund
(6/10/04)                  14.65%        10.77%
1 Year                      9.56          3.24
--------------------------------------------------

[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

               Pioneer         Russell
             Select Value     1000 Value
                Fund            Index
6/04            9,425           10,000
2/05           10,517           11,374
2/06           11,522           12,541

Call 1-800-225-6292 or visit www.pionerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is not guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of expenses:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result by the number in (1) above the first row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Value Fund

Based on actual returns from September 1, 2005 through February 28, 2006

Share Class                                                             A
--------------------------------------------------------------------------------
Beginning Account Value On 9/1/05                                      $1,000.00
Ending Account Value On 2/28/06                                        $1,029.80
Expenses Paid During Period*                                           $    6.25

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Select Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from September 1, 2005 through February 28, 2006

Share Class                                                             A
--------------------------------------------------------------------------------
Beginning Account Value On 9/1/05                                      $1,000.00
Ending Account Value On 2/28/06                                        $1,050.00
Expenses Paid During Period*                                           $    6.31

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Select Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/06
--------------------------------------------------------------------------------

Shares                                                                Value
              COMMON STOCKS - 97.2%
              Energy - 7.9%
              Integrated Oil & Gas - 5.1%
  585         Occidental Petroleum Corp.                         $   53,551
                                                                 ----------
              Oil & Gas Drilling - 2.8%
  400         Transocean, Offshore, Inc.*                        $   29,672
                                                                 ----------
              Total Energy                                       $   83,223
                                                                 ----------
              Materials - 12.7%
              Diversified Chemical - 7.6%
  700         Ashland, Inc.                                      $   45,689
  800         Dow Chemical Co.                                       34,424
                                                                 ----------
                                                                 $   80,113
                                                                 ----------
              Diversified Metals & Mining - 1.8%
  374         Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   18,936
                                                                 ----------
              Metal & Glass Containers - 3.3%
  800         Ball Corp.                                         $   34,080
                                                                 ----------
              Total Materials                                    $  133,129
                                                                 ----------
              Capital Goods - 5.8%
              Industrial Conglomerates - 5.8%
2,355         Tyco International, Ltd.                           $   60,735
                                                                 ----------
              Total Capital Goods                                $   60,735
                                                                 ----------
              Media - 11.7%
              Advertising - 4.3%
4,377         The Interpublic Group of Companies, Inc.*          $   45,346
                                                                 ----------
              Broadcasting & Cable TV - 7.4%
1,700         Clear Channel Communications, Inc.                 $   48,110
1,100         Comcast Corp.*                                         29,513
                                                                 ----------
                                                                 $   77,623
                                                                 ----------
              Total Media                                        $  122,969
                                                                 ----------
              Retailing - 3.3%
              Apparel Retail - 0.9%
  420         Foot Locker, Inc.                                  $    9,706
                                                                 ----------

12   The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                Value
              Internet Retail - 2.4%
1,320         Expedia, Inc.*(b)                                  $   25,040
                                                                 ----------
              Total Retailing                                    $   34,746
                                                                 ----------
              Food & Drug Retailing - 4.3%
              Food Retail - 4.3%
1,880         Safeway, Inc.                                      $   45,703
                                                                 ----------
              Total Food & Drug Retailing                        $   45,703
                                                                 ----------
              Food, Beverage & Tobacco - 3.0%
              Tobacco - 3.0%
  800         UST, Inc.*                                         $   31,104
                                                                 ----------
              Total Food, Beverage & Tobacco                     $   31,104
                                                                 ----------
              Health Care Equipment & Services - 6.4%
              Health Care Equipment - 2.3%
1,000         Boston Scientific Corp.*                           $   24,420
                                                                 ----------
              Health Care Facilities - 4.1%
5,500         Tenet Healthcare Corp.*                            $   43,395
                                                                 ----------
              Total Health Care Equipment & Services             $   67,815
                                                                 ----------
              Pharmaceuticals & Biotechnology - 3.1%
              Pharmaceuticals - 3.1%
1,400         Bristol-Myers Squibb Co.                           $   32,340
                                                                 ----------
              Total Pharmaceuticals & Biotechnology              $   32,340
                                                                 ----------
              Banks - 3.3%
              Thrifts & Mortgage Finance - 3.3%
  801         The PMI Group, Inc.                                $   34,683
                                                                 ----------
              Total Banks                                        $   34,683
                                                                 ----------
              Diversified Financials - 6.3%
              Investment Banking & Brokerage - 3.7%
  500         Merrill Lynch & Co., Inc.                          $   38,605
                                                                 ----------
              Diversified Financial Services - 2.6%
  600         Citigroup, Inc.                                    $   27,822
                                                                 ----------
              Total Diversified Financials                       $   66,427
                                                                 ----------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Select Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/06                                    (continued)
--------------------------------------------------------------------------------

Shares                                                                Value
              Insurance - 7.8%
              Insurance Brokers - 4.1%
1,400         Marsh & McLennan Co., Inc.                         $   43,274
                                                                 ----------
              Life & Health Insurance - 3.7%
1,879         UNUM Corp.                                         $   38,877
                                                                 ----------
              Total Insurance                                    $   82,151
                                                                 ----------
              Software & Services - 7.1%
              Data Processing & Outsourced Services - 7.1%
3,018         The BISYS Group, Inc.*                             $   42,584
  712         First Data Corp.                                       32,133
                                                                 ----------
                                                                 $   74,717
                                                                 ----------
              Total Software & Services                          $   74,717
                                                                 ----------
              Technology Hardware & Equipment - 11.6%
              Communications Equipment - 3.5%
1,953         Nokia Corp. (A.D.R.)                               $   36,287
                                                                 ----------
              Computer Storage & Peripherals - 1.1%
  270         Imation Corp.                                      $   11,840
                                                                 ----------
              Electronic Equipment & Instruments - 2.1%
1,900         Symbol Technologies, Inc.                          $   22,077
                                                                 ----------
              Office Electronics - 4.9%
3,450         Xerox Corp.*                                       $   51,405
                                                                 ----------
              Total Technology Hardware & Equipment              $  121,609
                                                                 ----------
              Telecommunication Services - 2.9%
              Wireless Telecommunication Services - 2.9%
1,603         Vodafone Group Plc (A.D.R.)                        $   30,970
                                                                 ----------
              Total Telecommunication Services                   $   30,970
                                                                 ----------
              TOTAL COMMON STOCKS
              (Cost $999,145)                                    $1,022,321
                                                                 ----------

14  The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                Value
              TEMPORARY CASH INVESTMENT - 2.2%
              Security Lending Collateral - 2.2%
22,743        Securities Lending Investment Fund, 4.49%          $   22,743
                                                                 ----------
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost $22,743)                                     $   22,743
                                                                 ----------
              TOTAL INVESTMENT IN SECURITIES - 99.4%
              (Cost $1,021,888)(a)                               $1,045,064
                                                                 ----------
              OTHER ASSETS AND LIABILITIES - 0.6%                $    7,163
                                                                 ----------
              TOTAL NET ASSETS - 100.0%                          $1,052,227
                                                                 ==========

(A.D.R.) American Depositary Receipt

*        Non-Income producing security

(a) At February 28, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $1,021,888 was as follows:

       Aggregate gross unrealized gain for all investments
       in which there is an excess of value over tax cost        $  83,671
       Aggregate gross unrealized loss for all investments
       in which there is an excess of tax cost over value          (60,495)
                                                                 ---------
       Net unrealized gain                                       $  23,176
                                                                 =========

(b)      At February 28, 2006, the following security was out on loan:

Shares                  Security                             Market Value
1,140         Expedia, Inc.*                                     $ 21,626
                                                                 --------
              Total                                              $ 21,626
                                                                 ========

Purchases and sales of securities (excluding temporary cash investments) for the year ended February 28, 2006 aggregated $1,378,562 and $748,382, respectively.


The accompanying notes are an integral part of these financial statements.   15

Pioneer Select Value Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/28/06
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
    loaned of $21,626) (cost $1,021,888)                              $1,045,064
  Cash                                                                    74,726
  Receivables -
    Investment securities sold                                               683
    Dividends and interest receivable                                        272
    Due from Pioneer Investment Management, Inc.                           5,296
  Other                                                                      615
                                                                      ----------
     Total assets                                                     $1,126,656
                                                                      ----------
LIABILITIES:
  Payables -
    Investment securities purchased                                   $    2,303
    Upon return of securities loaned                                      22,743
  Due to affiliates                                                          107
  Accrued expenses                                                        49,276
                                                                      ----------
     Total liabilities                                                $   74,429
                                                                      ----------
NET ASSETS:
  Paid-in capital                                                     $  999,851
  Accumulated net realized gain on investments                            29,200
  Net unrealized gain on investments                                      23,176
                                                                      ----------
     Total net assets                                                 $1,052,227
                                                                      ==========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,052,227/89,322 shares)                         $    11.78
                                                                      ==========
MAXIMUM OFFERING PRICE:
  Class A ($11.78/94.25%)                                             $    12.50
                                                                      ==========

16   The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 2/28/06


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $163)          $12,421
  Interest                                                     1,104
  Income from securities loaned, net                              30
                                                             -------
     Total investment income                                                $ 13,555
                                                                            --------
EXPENSES:
  Management fees                                            $ 6,910
  Administrative reimbursements                               18,607
  Custodian fees                                              10,844
  Registration fees                                            2,941
  Professional fees                                           38,588
  Printing expense                                            10,859
  Fees and expenses of nonaffiliated trustees                  5,542
  Miscellaneous                                                  252
                                                             -------
     Total expenses                                                         $ 94,543
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management,
       Inc.                                                                  (82,204)
                                                                            --------
     Net expenses                                                           $ 12,339
                                                                            --------
       Net investment income                                                $  1,216
                                                                            --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                          $ 86,397
                                                                            --------
  Change in net unrealized gain on investments                              $ (6,753)
                                                                            --------
    Net gain on investments                                                 $ 79,644
                                                                            --------
    Net increase in net assets resulting from operations                    $ 80,860
                                                                            ========

The accompanying notes are an integral part of these financial statements.   17

Pioneer Select Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Year Ended 2/28/06 and the period from 6/10/04 (Commencement of Operations) to 2/28/05

                                                              Year          6/10/04
                                                             Ended             to
                                                            2/28/06         2/28/05
FROM OPERATIONS:
Net investment income (loss)                               $    1,216      $   (402)
Net realized gain on investments                               86,397         8,946
Change in net unrealized gain on investments                   (6,753)       29,929
                                                          -----------     ---------
    Net increase in net assets resulting from
     operations                                            $   80,860      $ 38,473
                                                          -----------     ---------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.02 and $0.00 per share, respectively)      $   (1,474)            -
Net realized gain:
    Class A ($0.70 and $0.12 per share, respectively)         (62,624)       (3,008)
                                                          -----------     ---------
     Total distributions to shareowners                    $  (64,098)     $ (3,008)
                                                          -----------     ---------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $  750,000             -
                                                          -----------     ---------
    Net increase in net assets resulting from
     Fund share transactions                               $  750,000             -
                                                          -----------     ---------
    Net increase in net assets                             $  766,762      $ 35,465
                                                          -----------     ---------
NET ASSETS:
Beginning of period                                        $  285,465      $250,000
                                                          -----------     ---------
End of period
                                                           $1,052,227      $285,465
                                                           ==========      ========


                    '06 Shares     '06 Amount     '05 Shares     '05 Amount
CLASS A
Shares sold          64,323         $750,000       25,000         $250,000
                     ------         --------       ------         --------
  Net increase       64,323         $750,000       25,000         $250,000
                     ======         ========       ======         ========


18  The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Year
                                                            Ended         6/10/04 (a)
Class A                                                    2/28/06        to 2/28/05
Net asset value, beginning of period                      $ 11.42         $   10.00
                                                          -------         ---------
Increase (decrease) from investment operations:
  Net investment income (loss)                            $  0.02         $   (0.02)
  Net realized and unrealized gain on investments            1.06              1.56
                                                          -------         ---------
     Net increase from investment operations              $  1.08         $    1.54
Distribution to shareowners:
  Net investment income                                     (0.02)                -
  Net realized gain                                         (0.70)            (0.12)
                                                          -------         ---------
Net increase in net asset value                           $  0.36         $    1.42
                                                          -------         ---------
Net asset value, end of period                            $ 11.78         $   11.42
                                                          =======         =========
Total return*                                                9.56%            15.47%(b)
Ratio of net expenses to average net assets+                 1.25%             1.25%**
Ratio of net investment income (loss) to average net
  assets+                                                    0.12%            (0.21)%**
Portfolio turnover rate                                        79%               46%(b)
Net assets, end of period (in thousands)                  $ 1,052         $     285
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
   Net expenses                                              9.58%            39.02%**
   Net investment loss                                      (8.21)%          (37.99)%**

(a)  Class A shares were first offered on June 10, 2004.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period and no sales charges Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   19

Pioneer Select Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/06
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Select Value Fund (the Fund) is a Delaware statutory business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on March 8, 2004, and commenced operations on June 10, 2004. Prior to June 10, 2004, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares have been offered to the public. The Fund shares outstanding at February 28, 2006, are owned by PFD. The fund's investment objective is to seek long-term capital growth.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal

Pioneer Select Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     exchange where the security is traded no longer reflects the value of the security. As of February 28, 2006 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

     At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risk is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/06                              (continued)
--------------------------------------------------------------------------------

     The tax character of distributions paid during the years ended February 28, 2006 and 2005 were as follows:

--------------------------------------------------------------------------------
                                                2006                    2005
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                                $ 47,189                $ 3,008
Long-Term capital gain                           16,909                     --
                                               --------                -------
  Total                                        $ 64,098                $ 3,008
                                               ========                =======
--------------------------------------------------------------------------------


     The following shows the components of distributable earnings on a federal income tax basis at February 28, 2006:


--------------------------------------------------------------------------------
                                                                        2006
--------------------------------------------------------------------------------
Undistributed ordinary income                                          $ 10,374
Undistributed long-term gain                                             18,826
Unrealized appreciation                                                  23,176
                                                                       --------
  Total                                                                $ 52,376
                                                                       ========
--------------------------------------------------------------------------------


     At February 28, 2006, the Fund has reclassified $258 to decrease distributions in excess of net investment income and $258 to decrease accumulated net realized gain on investments to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned no underwriting commissions on the sale of Class A shares during the year ended February 28, 2006.

Pioneer Select Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

D.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Time Deposits, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2.   Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets.

Through July 1, 2008, PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At February 28, 2006, $107 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at

Pioneer Select Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/06                              (continued)
--------------------------------------------------------------------------------

negotiated rates. There were no transfer agent fees paid to PIMSS for the year ended February 28, 2006.

4.   Distribution Plans

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. There were no distribution fees paid to PFD for the year ended February 28, 2006.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and the Shareowners of Pioneer Select Value Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Select Value Fund (the "Fund"), as of February 28, 2006, and the related statement of operations for the year then ended and the statements of changes in net assets for the year then ended and for the period from June 10, 2004 to February 28, 2005 and financial highlights for the year ended and for the period from June 10, 2004 to February 28, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Select Value Fund at February 28, 2006, the results of its operations for the year then ended and the changes in its net assets for the year then ended and for the period from June 10, 2004 to February 28, 2005 and its financial highlights for the year ended and for the period from June 10, 2004 to February 28, 2005 in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
April 7, 2006

Pioneer Select Value Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") voting separately annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and

Pioneer Select Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareowners.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for a one year period for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareowner services.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return for the twelve months ended June 30, 2005 compared to the performance of a peer group and an index, selected by the Independent Trustees for this purpose. The Trustees concluded that the period since commencement of investment operations was too short to evaluate the Investment Adviser's performance.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

Pioneer Select Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the first quintile (after fee waivers) relative to the management fees paid by the other funds in that peer group for the comparable period and the second quintile without giving effect to fee waivers. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile) The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio is currently capped at a level below the median expense ratio of a peer group of funds. The Trustees concluded that the Fund's overall expense ratio was subsidized at a level that was reasonable compared to the expense ratio of similar funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, break points in the management fees are not necessary at this time. As assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Hood and Mr. West) serve as a Trustee of the 91 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). Mr. Hood and Mr. West serve as Trustees for 35 of the 91 Pioneer Funds. The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Select Value Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                          Positions Held         Length of Service      Principal Occupation                    Other Directorships
Name and Age              With the Fund          and Term of Office     During Past Five Years                  Held by this Trustee
John F. Cogan, Jr. (79)*  Chairman of the        Trustee since 2004.    Deputy Chairman and a Director of       Chairman and
                          Board,                 Serves until           Pioneer Global Asset Management S.p.A.  Director of ICI
                          Trustee and President  successor trustee is   ("PGAM"); Non-Executive Chairman and a  Mutual Insurance
                                                 elected or earlier     Director of Pioneer Investment          Company; Director of
                                                 retirement or removal. Management USA Inc. ("PIM-USA");        Harbor Global
                                                                        Chairman and a Director of Pioneer;     Company, Ltd.
                                                                        Director of Pioneer Alternative
                                                                        Investment Management Limited
                                                                        (Dublin); President and a Director of
                                                                        Pioneer Alternative Investment
                                                                        Management (Bermuda) Limited and
                                                                        affiliated funds; Director of
                                                                        PIOGLOBAL Real Estate Investment Fund
                                                                        (Russia); Director of Nano-C, Inc.
                                                                        (since 2003); Director of Cole
                                                                        Investment Corporation (since 2004);
                                                                        Director of Fiduiciary Counseling,
                                                                        Inc.; President and Director of
                                                                        Pioneer Funds Distributor, Inc.
                                                                        ("PFD"); President of all of the
                                                                        Pioneer Funds; and Of Counsel, Wilmer
                                                                        Cutler Pickering Hale and Dorr LLP
                                                                        (counsel to PIM-USA and the Pioneer
                                                                        Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (53)**     Trustee and            Trustee since 2004.    President and Chief Executive Officer,  None
                          Executive Vice         Serves until           PIM-USA since May 2003 (Director since
                          President              successor trustee is   January 2001); President and Director
                                                 elected or earlier     of Pioneer since May 2003; Chairman
                                                 retirement or          and Director of Pioneer Investment
                                                 removal                Management Shareholder Services, Inc.
                                                                        ("PIMSS") since May 2003; Executive
                                                                        Vice President of all of the Pioneer
                                                                        Funds since June 2003; Executive Vice
                                                                        President and Chief Operating Officer
                                                                        of PIM-USA, November 2000 to May 2003.

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------


Pioneer Select Value Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and             Positions Held         Length of Service      Principal Occupation                    Other Directorships
Address                   With the Fund          and Term of Office     During Past Five Years                  Held by this Trustee
David R. Bock **(62)      Trustee                Trustee since 2005.    Senior Vice President and Chief         Director of The
3050 K. Street NW,                               Serves until           Financial Officer, I-trax, Inc.         Enterprise Social
Washington, DC 20007                             successor trustee is   (publicly traded health care services   Investment Company
                                                 elected or earlier     company) (2001 - present); Managing     (privately-held
                                                 retirement or          Partner, Federal City Capital Advisors  affordable housing
                                                 removal.               (boutique merchant bank) (2002 to       finance company);
                                                                        2004); Executive Vice President and     Director of New York
                                                                        Chief Financial Officer, Pedestal Inc.  Mortgage Trust
                                                                        (internet-based mortgage trading        (publicly traded
                                                                        company) (2000 - 2002).                 mortgage REIT)

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)              Trustee           Trustee since 2004.    President, Bush International           Director of Brady
3509 Woodbine Street,                            Serves until           (international financial advisory       Corporation
Chevy Chase, MD 20815                            successor trustee is   firm).                                  (industrial
                                                 elected or earlier                                             identification and
                                                 retirement or                                                  specialty coated
                                                 removal.                                                       material products
                                                                                                                manufacturer),
                                                                                                                Mortgage Guaranty
                                                                                                                Insurance
                                                                                                                Corporation, and
                                                                                                                Briggs & Stratton,
                                                                                                                Inc. (engine
                                                                                                                manufacturer)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W.                  Trustee           Trustee since 2004.    Founding Director, The Winthrop Group,  None
Graham (58)                                      Serves until           Inc. (consulting firm); Desautels,
1001 Sherbrooke Street West,                     successor trustee is   Faculty of Management, McGill
Montreal, Quebec, Canada                         elected or earlier     University.
H3A 1G5                                          retirement or
                                                 removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Name, Age and             Positions Held         Length of Service      Principal Occupation                    Other Directorships
Address                   With the Fund          and Term of Office     During Past Five Years                  Held by this Trustee
Thomas J. Perna (55)      Trustee                Trustee since          Private investor (2004-present);        Director of
89 Robbins Avenue,                               February 2006.         Senior Executive Vice President, The    Quadriserv Inc.
Berkeley Heights, NJ 07922                       Serves until           Bank of New York (financial and         (technology products
                                                 successor trustee      securities services) (1986-2004).       for securities
                                                 is elected or                                                  lending industry)
                                                 earlier retirement
                                                 or removal.
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (57)  Trustee                Trustee since 2004.    President and Chief Executive Officer,  Director of New
One Boston Place,                                Serves until           Newbury, Piret & Company, Inc.          America High Income
28th Floor,                                      successor trustee      (investment banking firm).              Fund, Inc.
Boston, MA 02108                                 is elected or                                                  (closed-end
                                                 earlier retirement                                             investment company)
                                                 or removal.
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (77)      Trustee                Trustee since 2004.    Senior Counsel, Sullivan & Cromwell     Helvetia Fund, Inc.
125 Broad Street,                                Serves until           (law firm).                             (closed-end
New York, NY 10004                               successor trustee                                              investment company)
                                                 is elected or                                                  and AMVESCAP PLC
                                                 earlier retirement                                             (investment
                                                 or removal.                                                    managers)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee                Trustee since 2004.    President, John Winthrop & Co., Inc.    None
One North Adgers Wharf,                          Serves until           (private investment firm).
Charleston, SC 29401                             successor trustee
                                                 is elected or
                                                 earlier retirement
                                                 or removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Value Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

Name, Age and             Positions Held         Length of Service      Principal Occupation                    Other Directorships
Address                   With the Fund          and Term of Office     During Past Five Years                  Held by this Trustee
Dorothy E. Bourassa (58)  Secretary              Since 2004.            Secretary of PIM-USA; Senior Vice       None
                                                 Serves at the          President - Legal of Pioneer; and
                                                 discretion of          Secretary/Clerk of most of PIM-USA's
                                                 the Board.             subsidiaries; Secretary of all of the
                                                                        Pioneer Funds since September 2003
                                                                        (Assistant Secretary from November
                                                                        2000 to September 2003).
------------------------------------------------------------------------------------------------------------------------------------
Christopher J.            Assistant Secretary    Since 2004.            Assistant Vice President and Senior     None
Kelley (41)                                      Serves at              Counsel of Pioneer since July 2002;
                                                 the discretion         Vice President and Senior Counsel of
                                                 of the Board.          BISYS Fund Services, Inc. (April 2001
                                                                        to June 2002); Senior Vice President
                                                                        and Deputy General Counsel of Funds
                                                                        Distributor, Inc. (July 2000 to April
                                                                        2001; Assistant Secretary of all
                                                                        Pioneer Funds since September 2003.
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)      Assistant Secretary    Since 2004.            Partner, Wilmer Cutler Pickering Hale   None
                                                 Serves at the          and Dorr LLP; Assistant Secretary of
                                                 discretion of          all Pioneer Funds since September
                                                 the Board.             2003.
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)         Treasurer              Since 2004.            Vice President - Fund Accounting,       None
                                                 Serves at              Administration and Custody Services of
                                                 the discretion of      Pioneer; and Treasurer of all of the
                                                 the Board.             Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)      Assistant Treasurer    Since November,        Deputy Treasurer of Pioneer since       None
                                                 2004. Serves           2004; Treasurer and Senior Vice
                                                 at the discretion      President, CDC IXIS Asset Management
                                                 of the Board.          Services from 2002 to 2003; Assistant
                                                                        Treasurer and Vice President, MFS
                                                                        Investment Management from 1997 to
                                                                        2002; and Assistant Treasurer of all
                                                                        of the Pioneer Funds since November
                                                                        2004.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Select Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          Positions Held         Length of Service      Principal Occupation                    Other Directorships
Name and Age              With the Fund          and Term of Office     During Past Five Years                  Held by this Trustee
Luis I. Presutti (40)     Assistant Treasurer    Since 2004. Serves     Assistant Vice President - Fund         None
                                                 at the discretion      Accounting, Administration and Custody
                                                 of the Board.          Services of Pioneer; and Assistant
                                                                        Treasurer of all of the Pioneer Funds.
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)        Assistant Treasurer    Since 2004. Serves at  Fund Accounting Manager - Fund          None
                                                 the discretion of      Accounting, Administration and Custody
                                                 the Board.             Services of Pioneer; and Assistant
                                                                        Treasurer of all of the Pioneer Funds
                                                                        since May 2002.
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim             Assistant Treasurer    Since 2004.            Fund Administration Manager - Fund      None
Sullivan (32)                                    Serves at the          Accounting, Administration and Custody
                                                 discretion of          Services since June 2003; Assistant
                                                 the Board.             Vice President - Mutual Fund
                                                                        Operations of State Street Corporation
                                                                        from June 2002 to June 2003 (formerly
                                                                        Deutsche Bank Asset Management);
                                                                        Pioneer Fund Accounting,
                                                                        Administration and Custody Services
                                                                        (Fund Accounting Manager from August
                                                                        1999 to May 2002); Assistant Treasurer
                                                                        of all Pioneer Funds since September
                                                                        2003.
------------------------------------------------------------------------------------------------------------------------------------
Terrence J. Cullen (45)   Chief Compliance       Since March 2006.      Chief Compliance Officer of Pioneer     None
                          Officer                Serves at the          and Pioneer Funds since March 2006;
                                                 discretion of          Vice President and Senior Counsel of
                                                 the Board.             Pioneer since September 2004; and
                                                                        Senior Vice President and Counsel,
                                                                        State Street Research & Management
                                                                        Company (February 1998 to September
                                                                        2004)
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
www.pioneerfunds.com


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the initial and routine filings of its Form N-1A, totaled approximately $32,775 in 2006 and approximately $38,500 in 2005.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund during the fiscal years ended February 28, 2005 and February 28, 2006.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax return, totaled $6,800 in 2006 and approximately $6,000 in 2005.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

All Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended February 28, 2005 and February
28, 2006.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

 Non-Audit Services
The Fund's audit committee is required to pre-approve services to affiliates, as defined by SEC rules, to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended February 28, 2005 and February 28, 2006, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $6,800 in 2006 and $6,000 in 2005.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.


Not applicable to open-end management investment companies.



Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  April 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date  April 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date  April 30, 2006

* Print the name and title of each signing officer under his or her signature.